UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2012

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     EP Wealth Advisors, Inc.
Address:  21515 Hawthorne Blvd., Suite 1200
          Torrance, CA 90503

Form 13F File Number:  028-14754

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Derek Holman
Title:    Managing Director
Phone:    310-543-4559

Signature, Place, and Date of Signing:

       /s/ Derek Holman                 Torrance, CA                5/15/2012
       ----------------                 ------------                ---------
         [Signature]                  [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:           70
                                         -----------

Form 13F Information Table Value Total:  $   212,698
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

              COLUMN 1                COLUMN 2 COLUMN 3   COLUMN 4         COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
------------------------------------- -------- --------- ----------- -------------------- ---------- -------- ----------------------
                                                                                                                 VOTING AUTHORITY
                                      TITLE OF              VALUE      SHRS OR   SH/ PUT/ INVESTMENT  OTHER   ----------------------
           NAME OF ISSUER              CLASS     CUSIP    (x$1000)     PRN AMT   PRN CALL DISCRETION MANAGERS  SOLE   SHARED  NONE
------------------------------------- -------- --------- ----------- ----------- --- ---- ---------- -------- ------- ------ -------
3M Company                            Common   88579Y101       5,883      65,948          Sole       No        45,760         20,188
Abbott Laboratories                   Common   002824100       6,294     102,691          Sole       No        71,332         31,359
Allstate Corporation                  Common   020002101         208       6,320          Sole       No         1,521          4,799
Altria Group                          Common   02209S103         333      10,775          Sole       No        10,015            760
Amazon.com Inc                        Common   023135106         209       1,032          Sole       No         1,020             12
American Tower Corp                   Common   03027X100         516       8,195          Sole       No         7,605            590
Amgen Inc.                            Common   031162100         812      11,942          Sole       No         1,192         10,750
Apache Corp                           Common   037411105       4,902      48,807          Sole       No        30,292         18,514
Apple Computer Inc.                   Common   037833100      11,954      19,938          Sole       No        14,291          5,647
AptarGroup Inc                        Common   038336103         346       6,320          Sole       No         6,190            130
AT&T Corp                             Common   00206R102         584      18,699          Sole       No        13,930          4,769
Baker Hughes Inc                      Common   057224107       4,488     107,016          Sole       No        72,864         34,152
Baxter International Inc              Common   071813109         338       5,651          Sole       No         5,100            551
Baytex Energy Corp                    Common   07317Q105         322       6,200          Sole       No         6,200
Berkshire Hathaway Cl A               Common   084670108         244          02          Sole       No             2
Berkshire Hathaway Cl B               Common   084670702         691       8,513          Sole       No         4,473          4,040
Caterpillar Inc.                      Common   149123101         718       6,742          Sole       No         4,842          1,901
Cathay General Bancorp                Common   149150104         306      17,293          Sole       No                       17,293
Chevron Corp.                         Common   166764100       3,368      31,419          Sole       No        30,660            759
Cisco Systems Inc                     Common   17275R102         225      10,617          Sole       No         6,403          4,214
Coca-Cola                             Common   191216100         526       7,112          Sole       No         1,855          5,257
Colgate-Palmolive Co                  Common   194162103         666       6,812          Sole       No         6,779             33
Costco Wholesale                      Common   22160K105       4,973      54,772          Sole       No        38,313         16,459
CSX Corp                              Common   126408103         370      17,196          Sole       No        16,356            840
Diageo PLC ADR                        Common   25243Q205       3,428      35,520          Sole       No        24,900         10,620
DIRECTV Group                         Common   25490A101       1,929      39,087          Sole       No        38,819            268
Edison International                  Common   281020107       3,717      87,431          Sole       No        55,798         31,633
EMC Corp.                             Common   268648102       6,967     233,181          Sole       No       150,412         82,769
Emerson Electric Co.                  Common   291011104       2,959      56,705          Sole       No        39,526         17,179
Enerplus Resources Fund               Common   292766102         235      10,500          Sole       No        10,000            500
Enterprise Product Partners LP        Common   293792107         202       4,002          Sole       No         3,845            157
Exxon Mobil Corp.                     Common   30231G102       9,097     104,885          Sole       No        73,043         31,842
Freeport McMoRan Copper & Gold        Common   35671D857       3,844     101,059          Sole       No        69,321         31,738
General Electric Co.                  Common   369604103         573      28,573          Sole       No        18,873          9,700
General Motors Corp                   Common   37045V100       3,366     131,242          Sole       No        91,027         40,215
Gilead Sciences Inc                   Common   375558103       4,860      99,470          Sole       No        68,280         31,190
Google Inc Class A                    Common   38259P508       6,363       9,923          Sole       No         7,043          2,880
Heinz H J Co                          Common   423074103         253       4,732          Sole       No         4,538            194
Henry Schein Inc.                     Common   806407102         303       4,003          Sole       No                        4,003
Intel Corp.                           Common   458140100         753      26,782          Sole       No        16,700         10,082
International Business Machine        Common   459200101         968       4,640          Sole       No         3,092          1,548
Johnson & Johnson                     Common   478160104       5,765      87,405          Sole       No        59,156         28,248
JPMorgan Chase & Co                   Common   46625H100       6,893     149,909          Sole       No       107,510         42,399
McDonalds Corp.                       Common   580135101         317       3,232          Sole       No         2,345            887
Microsoft Corp.                       Common   594918104         565      17,517          Sole       No         8,427          9,090
NextEra Energy Inc.                   Common   65339F101         263       4,301          Sole       No         4,285             16
Occidental Petroleum Corp.            Common   674599105         470       4,939          Sole       No         3,720          1,219
Oracle Corp                           Common   68389X105       4,377     150,113          Sole       No       102,472         47,641
Pengrowth Energy Trust                Common   70706P104         234      24,900          Sole       No        24,900
Pepsico Inc.                          Common   713448108       6,343      95,605          Sole       No        66,663         28,941
Pfizer Inc.                           Common   717081103         325      14,369          Sole       No        12,673          1,696
Philip Morris Int'l                   Common   718172109         600       6,776          Sole       No         5,976            800
PNC Financial Services Group          Common   693475105       4,645      72,026          Sole       No        50,449         21,577
Procter & Gamble Co.                  Common   742718109       6,813     101,374          Sole       No        70,882         30,492
Prudential Financial Inc              Common   744320102       4,787      75,522          Sole       No        52,262         23,260
QUALCOMM Inc                          Common   747525103       5,936      87,221          Sole       No        61,612         25,608
Reliance Steel & Aluminum             Common   759509102         399       7,067          Sole       No         7,060              7
Schlumberger Ltd.                     Common   806857108       3,925      56,132          Sole       No        37,050         19,082
St Jude Medical Inc                   Common   790849103       4,768     107,604          Sole       No        75,751         31,854
T. Rowe Price                         Common   74144T108       3,131      47,955          Sole       No        34,220         13,735
Target Corporation                    Common   87612E106       6,392     109,691          Sole       No        77,353         32,339
Tortoise MLP                          Common   89148B101         715      27,900          Sole       No        26,200          1,700
TransDigm Group Inc                   Common   893641100         703       6,070          Sole       No         5,670            400
United Parcel Service B               Common   911312106      11,886     147,248          Sole       No       124,767         22,481
Valero Energy Corp                    Common   91913Y100         241       9,369          Sole       No         9,315             54
Verizon Communications                Common   92343V104       6,223     162,770          Sole       No       113,688         49,082
VirnetX Holding Corp.                 Common   92823T108      17,749     741,689          Sole       No        62,396        679,293
Visa Inc.                             Common   92826C839       5,054      42,833          Sole       No        28,821         14,012
Walt Disney Co.                       Common   254687106       3,911      89,331          Sole       No        61,755         27,575
Bank of America Corp.                 Common   060505104         171      17,816          Sole       No        13,778          4,039